Prepaid Expesnes and Other Accounts Receivavable (Details) - Schedule of prepaid expenses, other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses, other accounts receivable [Abstract]
Prepaid expenses and advances to suppliers	$ 42,190	$ 48,871
Government authorities	17,908	20,911
Employees	430	326
Related Parties	281	278
Others	3,726	1,732
Total prepaid expenses, other accounts receivable	$ 64,535	$ 72,118